UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      Washington D.C. 20549

                            FORM 10-D

                       ASSET-BACKED ISSUER
       DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                 THE SECURITIES EXCHANGE ACT OF 1934

          For the monthly distribution period from:
               June 13, 2012 to July 12, 2012

     Commission File Number of issuing entity: 333-172143-03

                 COMM 2012-LC4 Mortgage Trust
   (Exact name of issuing entity as specified in its charter)

         Commission File Number of depositor: 333-172143

         Deutsche Mortgage & Asset Receiving Corporation
      (Exact name of depositor as specified in its charter)

              German American Capital Corporation
       (Exact name of sponsors as specified in its charter)

                   Ladder Capital Finance LLC
       (Exact name of sponsor as specified in its charter)

              Guggenheim Life and Annuity Company
       (Exact name of sponsor as specified in its charter)

                            New York
   (State or other jurisdiction of incorporation or organization of the issuing entity)

                  Lower Tier Remic 45-4704011
                  Upper Tier Remic 45-5035640
             Hartman Portfolio Loan REMIC 45-5035612
                   Grantor Trust 45-6874157
            (I.R.S. Employer Identification No.)

c/o Deutsche Bank Trust Company Americas as Certificate Administrator
                1761 East St. Andrew Place, Santa Ana CA
    (Address of principal executive offices of the issuing entity)

                            92705
                          (Zip Code)

                       (212) 250-2500
            (Telephone number, including area code)

                             NONE
    (Former name, former address, if changed since last report)

                  Registered / reporting pursuant to (check one)
Title of Class  Section 12(b)  Section 12(g)  Section 15(d)  Name of Exchange
                                                             (if Section 12(b))
Class A-1           [ ]             [ ]             [X]        Not Applicable
Class A-2           [ ]             [ ]             [X]        Not Applicable
Class A-3           [ ]             [ ]             [X]        Not Applicable
Class A-4           [ ]             [ ]             [X]        Not Applicable
Class A-M           [ ]             [ ]             [X]        Not Applicable
Class B             [ ]             [ ]             [X]        Not Applicable
Class C             [ ]             [ ]             [X]        Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days. Yes _X_   No ____


Part I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.
         On July 12, 2012, a distribution was made to holders of the certificates issued by COMM 2012-LC4 Mortgage Trust. The distribution report is attached as Exhibit 99.1 to this Form 10-D.

         During the distribution period from June 13, 2012 to July 12, 2012, no assets securitized by Deutsche Mortgage & Asset Receiving Corporation (the "Depositor") and held by COMM 2012-LC4 Mortgage Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents.

         The Depositor filed a Form ABS-15G on February 14, 2012. The CIK number of the Depositor is 0001013454.

         German American Capital Corporation ("GACC"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on May 14, 2012. The CIK number of GACC is 0001541294.

         Ladder Capital Finance LLC ("Ladder"), one of the sponsors and mortgage loan sellers, filed a Form ABS-15G on February 8, 2012. The CIK number of Ladder is 0001541468.

         Guggenheim Life and Annuity Company ("GLAC"), one of the sponsors and mortgage loan sellers, filed a Form ABS-15G on May 14, 2012. The CIK number for GLAC is 0001547562.

Part II - OTHER INFORMATION

Item 2.  Legal Proceedings.
         NONE

Item 3.  Sales of Securities and Use of Proceeds.
         NONE

Item 4.  Defaults Upon Senior Securities.
         NONE

Item 5.  Submission of Matters to a Vote of Security Holders.
         NONE

Item 6.  Significant Obligors of Pool Assets.
         The Square One Mall mortgaged property constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB.
         Based on the information provided by the Square One Mall mortgage loan borrower, the unaudited net operating income of the significant obligor was $14,283,082 for the quarter ended March 31, 2012.

Item 7.  Significant Enhancement Provider Information.
         Not Applicable

Item 8.  Other Information.
         Deutsche Bank Trust Company Americas ("Deutsche Bank") currently acts as certificate administrator ("Certificate Administrator") on behalf of the Issuing Entity. Section 8.06 of the Pooling and Servicing Agreement requires the Certificate Administrator to maintain a rating on its unsecured long term debt of at least "A+" by Fitch. Inc. ("Fitch") and "A1" by Moody's Investors Service, Inc. ("Moody's"), and have its short-term unsecured debt obligations rated such ratings acceptable to Fitch and at least "P-1" by Moody's, or be assigned such other ratings as are acceptable to the Rating Agencies (as defined in the Pooling and Servicing Agreement). On July 6, 2012, Moody's lowered Deutsche Bank's long-term deposit rating from Aa3 to A2. As a result of the July 6, 2012 downgrade, the Certificate Administrator currently does not meet the minimum ratings requirements set forth in
         Section 8.06 of the Pooling and Servicing Agreement.   Deutsche Bank
         has informed the Depositor that it intends to request a No Downgrade Confirmation (as defined in the Pooling and Servicing Agreement) from Moody's to satisfy the requirements set forth in Section 8.06 of the Pooling and Servicing Agreement.

Item 9.  Exhibits.

         (a) The following is a list of documents filed as part of this Report on Form 10-D:

             (99.1) Monthly Report distributed to holders of the certificates issued by COMM 2012-LC4 Mortgage Trust, relating to the July 12, 2012 distribution.

         (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Deutsche Mortgage & Asset Receiving Corporation
(Depositor)


/s/ Helaine M. Kaplan
Name:  Helaine M. Kaplan
Title: President


/s/ Andrew Mullin
Name:  Andrew Mullin
Title: Vice President, Treasurer,
       Chief Financial Officer and
       Chief Accounting Officer

Date: July 19, 2012

EXHIBIT INDEX

Exhibit Number  Description

  EX-99.1 Monthly report distributed to holders of the certificates issued by COMM 2012-LC4 Mortgage Trust, relating to the July 12, 2012 distribution.